SUBSEQUENT EVENTS - Narrative (Details) - USD ($) shares in Millions				3 Months Ended		12 Months Ended
	Jul. 01, 2020	Jun. 09, 2020	Feb. 11, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 20, 2020	Aug. 07, 2020
Subsequent Event [Line Items]
Goodwill impairment						$ 3,318,000	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Impairment of equity securities without readily determinable fair value					$ 51,500,000
Write-off of note receivable					7,500,000
Impairment charges				$ 0
Subsequent Event | MGM Resorts International
Subsequent Event [Line Items]
Stock owned of equity method investment (shares)										59.0
Equity method investment aggregate cost										$ 1,000,000,000
Ownership interest in equity method investment (as a percent)										12.00%
Subsequent Event | Desktop | Applications
Subsequent Event [Line Items]
Goodwill impairment					212,000,000.0
Impairment charges on indefinite-lived intangible assets					$ 21,400,000
Subsequent Event | Senior Notes | 3.875% Senior Notes due August 15, 2028
Subsequent Event [Line Items]
Face amount of debt instrument									$ 500,000,000
Stated interest rate (as a percent)									3.875%
Subsequent Event | Class M common stock
Subsequent Event [Line Items]
Stock issued during period (shares)		17.0
Value of stock issued during period	$ 1,400,000,000	$ 1,400,000,000
Subsequent Event | Care.com
Subsequent Event [Line Items]
Total purchase price			$ 500,000,000